Concentrations of Risk (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Top Five Customers [Member] | Revenue Benchmark [Member]
Concentrations of Risk [Line Items]
Concentration risk, percentage		78.10%	85.60%